UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05689
Morgan Stanley Municipal Premium Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2009
Date of reporting period: May 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report

For the year ended May 31, 2009

Market Conditions

Although economic indicators remained weak at the end of the reporting period, most appeared to be showing signs of a possible bottom. First quarter 2009 gross domestic product declined 5.5 percent, which was marginally better than the fourth quarter 2008 decline of 6.3 percent. Overall, we believe broad economic stimulus, lower inventories, and easy capital conditions in both the consumer and business segments point to the potential for an upturn in the economy in the second half of 2009.

Municipal bond performance deteriorated precipitously in late 2008 along with the rest of the financial markets as deleveraging, forced selling, credit downgrades of municipal bond insurers and extreme risk aversion drove prices markedly lower. In 2009, however, credit concerns eased and investors began to re-enter the market, spurring a rebound in municipal bond prices. The rally continued throughout the end of the reporting period and as a result, the municipal bond market posted its best year-to-date return in 2009 since 1995. Furthermore, it has done so with less volatility than has been seen in the taxable market.

Yield spreads have tightened toward their historic averages, although spreads at the longer end of the municipal yield curve remain well above these averages. For the overall reporting year, high-grade municipal bonds outpaced high-yield municipal issues although the high-yield sector did outperform in the latter months as investor risk appetite returned. Municipal bond issuance remained low in the first five months of 2009 — roughly half of the level seen in the same period last year — and was well placed due to robust demand from retail investors.

Performance Analysis

For the 12-month period ended May 31, 2009, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Trust (PIA) decreased from $9.26 to $7.72 per share. Based on the NAV change plus reinvestment of tax-free dividends totaling $0.5025 per share, the Fund’s total NAV return was –10.17 percent. PIA’s value on the New York Stock Exchange (NYSE) moved from $8.34 to $7.36 per share during the same period. Based on this change plus reinvestment of dividends, the Fund’s total market return was –4.91 percent. PIA’s NYSE market price was at a 4.66 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 9,002 shares of common stock at a weighted average market discount of 15.14 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2009, declared in April, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund’s net investment income. PIA’s level of undistributed net investment income was $0.115 per share on May 31, 2009 versus $0.061 per share 12 months earlier.1

The portfolio maintained an overall focus on higher-quality municipal securities throughout the period. This positioning enhanced returns as risk aversion and widening credit spreads in the second half of 2008 led the lower-quality segment of the market to underperform. Overweight allocations to the high-quality essential services and hospitals sectors were particularly beneficial as these sectors outperformed during the period. Additionally, the Fund’s holdings in hospital bonds — one of the largest sector weightings in the portfolio — were additive to returns as these issues performed well throughout the period.

The longer-dated municipal bonds held in the portfolio were the primary detractors from the Fund’s performance as the steepening of the municipal yield curve late last year led to the relative outperformance of shorter-dated bonds. Although the performance of the Fund’s longer-dated issues improved in 2009 as yields on the long end of the municipal yield curve declined, it was not enough to offset their underperformance in prior months. Additionally, a rally in the Treasury market during the period resulted in the underperformance of the hedges we used to offset the interest rate risk imposed by holdings in longer-dated municipal issues.

The Fund’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund’s shares. In addition, we would like to remind you that the Trustees have approved a share repurchase program whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also take actions to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

1 Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

TOP FIVE SECTORS as of 05/31/09
Hospital	15.0%
General Obligation	15.0
Transportation	9.0
Other Revenue	9.0
Airport	8.0

LONG-TERM CREDIT ANALYSIS as of 05/31/09
Aaa/AAA	13.4%
Aa/AA	50.4
A/A	14.2
Baa/BBB	14.1
Ba/BB or Less	3.3

Non-Rated	4.6

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 05/31/09
California	23.2%
New York	21.1
Florida	17.6
Texas	13.0
Arizona	8.7
Washington	8.7
New Jersey	6.8
Georgia	6.6
Colorado	6.4
Illinois	6.3
Louisiana	4.8
Nevada	3.9
Michigan	3.5
District of Columbia	3.1
Maryland	2.9
Alabama	2.6
Kentucky	2.6
South Carolina	2.6
Tennessee	2.5
Indiana	2.3
Missouri	2.3%
Rhode Island	2.3
Ohio	1.9
Pennsylvania	1.8
Iowa	1.1
Idaho	1.0
Alaska	0.9
Minnesota	0.9
Arkansas	0.6
Virginia	0.6
Oregon	0.3
New Hampshire	0.2

Total Long-Term Investments†	163.1
Short-Term Investments	12.0
Liability for Floating Rate Note Obligations	(17.4)
Other Assets in Excess of Liabilities	1.7
Preferred Shares of Beneficial Interest	(59.5)
Net Assets Applicable to Common Shareholders	100.0%

† Does not include open long/short futures contracts with an underlying face amount of $14,301,081 with net unrealized depreciation of $79,958.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments and long-term credit analysis are a a percentage of total long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocation based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (163.1%)
	Alabama (2.6%)
$1,000	Jefferson County, School Ser 2004 A	5.50%	01/01/22	$624,000
2,500	University of Alabama, Ser 2004 A (NATL-RE Insd)	5.25	07/01/20	2,713,525

				3,337,525

	Alaska (0.9%)
2,000	Northern Tobacco Securitization Corporation, Asset Backed Ser 2006 A	5.00	06/01/46	1,191,400

	Arizona (8.7%)
2,000	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.00	12/01/37	1,612,980
1,335	Pima County Industrial Development Authority, Tucson Electric Power Co Refg Ser 1988 A (FSA Insd)	7.25	07/15/10	1,341,942
8,000	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B (a)	5.00	01/01/26	8,229,835

				11,184,757

	Arkansas (0.6%)
1,000	Washington County, Washington Regional Medical Center Ser 2005 A	5.00	02/01/35	790,860

	California (23.2%)
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,016,620
2,500	California Economic Recovery Ser 2004 A	5.00	07/01/16	2,599,150
1,000	California Statewide Community Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	932,260
385	California, Various Purpose dtd 11/01/06	4.50	10/01/36	311,808
3,000	California, Various Purpose dtd 12/01/05	5.00	03/01/27	2,910,450
2,000	Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	1,865,500
1,230	Chawankee California Unified School District Ser 2009 A	6.25	05/01/39	1,204,994
1,775	Golden State Tobacco Securitization Corp, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,183,109
3,650	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.13	06/01/47	2,183,430
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,655,860
1,000	Kern County Board of Education, Refg 2006 Ser A (COPs) (NATL-RE Insd)	5.00	06/01/31	941,500
3,000	Los Angeles Department of Water and Power, California, 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/25	3,103,316
3,000	Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)	5.00	06/01/29	2,996,220
1,000	Port Oakland Intermediate Lien Refunding Revenue Bond Ser L	5.00	11/01/21	931,080

See Notes to Financial Statements

6

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$460	San Francisco City & County, California, Laguna Honda Hospital Refg Ser R-3 (AGC Insd) (a)	5.00%	06/15/28	$465,722
3,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs) (a)	5.00	05/01/29	3,028,950
600	Twin Rivers, Unified School Distict Ser 2009 (BANs) (f)	0.00	04/01/14	470,460
4,650	William S. Hart Union High School District, 2008 Election, Ser A (f)	0.00	08/01/32	1,077,358

				29,877,787

	Colorado (6.4%)
1,400	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	1,327,214
25	Colorado Housing & Finance Authority, Ser 1997 A-2 (AMT)	7.25	05/01/27	25,473
835	Denver City & County Airport System, Ser 2006B (AMT) (NATL-RE FGIC Insd)	5.00	11/15/12	862,814
2,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,455,860
2,040	Fort Collins, Ser 2004 A COPs (AMBAC Insd)	5.38	06/01/21	2,144,652
2,155	Fort Collins, Ser 2004 A COPs (AMBAC Insd)	5.38	06/01/22	2,253,095
125	Public Authority for Colorado Energy Natural Gas, Ser 2008	6.25	11/15/28	122,260

				8,191,368

	District of Columbia (3.1%)
380	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00	06/01/26	396,854
380	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00	06/01/27	396,855
760	District of Columbia Ser 2008E (BHAC Insd) (a)	5.00	06/01/28	793,709
3,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	2,447,520

				4,034,938

	Florida (17.6%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	2,013,680
830	Dade County, Florida, Public Improvement Bonds Ser DD (AMBAC Insd)	7.75	10/01/15	1,039,757
2,460	JEA, Florida, Water & Sewer Sub-Second Crossover Ser (NATL-RE Insd)	5.00	10/01/24	2,508,880
2,500	Miami-Dade County, Florida, Miami Int’l Airport, Ser 2000 B (FGIC Insd)	5.75	10/01/24	2,526,950
650	Miami-Dade County, Florida, Miami Int’l Airport, Ser 2009 B	5.00	10/01/25	656,234
5,000	Orlando Utilities Commission, Water & Electric Ser 2001	5.00	10/01/22	5,245,000
600	Palm Beach County, Solid Waste Authority Ser 2009 (BHAC Insd)	5.50	10/01/23	661,128
8,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007	5.00	08/15/42	7,245,760
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25	01/01/26	712,630

				22,610,019

	Georgia (6.6%)
3,000	Atlanta Water & Wastewater Ser 1999 A (FGIC Insd)	5.50	11/01/22	3,163,890
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00	10/01/22	2,129,240

See Notes to Financial Statements

7

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$3,000	Georgia Road & Tollway Authority, Ser 2004	5.00%	10/01/23	$3,179,190

				8,472,320

	Idaho (1.0%)
1,240	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/24	1,346,528

	Illinois (6.3%)
700	City of Chicago, Project and Refunding, Refg Ser 1995A-2 (AMBAC Insd)	5.50	01/01/18	794,668
2,500	Chicago Park District, 2004 Ser A (AMBAC Insd)	5.00	01/01/28	2,538,000
4,000	Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25	01/01/26	4,068,840
295	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009A	7.25	11/01/38	319,680
380	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009B	5.00	08/15/16	413,124

				8,134,312

	Indiana (2.3%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	2,581,320
375	Rockport, Indiana Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	388,823

				2,970,143

	Iowa (1.1%)
2,250	Tobacco Settlement Authority, Ser 2005 C	5.50	06/01/42	1,445,513

	Kentucky (2.6%)
3,215	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.38	05/15/22	3,375,332

	Louisiana (4.8%)
1,500	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (NATL-RE Insd)	5.25	07/01/33	1,465,845
2,000	Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002 (c)	5.50	05/15/32 (b)	2,319,760
750	Louisiana Offshore Terminal Authority Ser 2007B-2	4.30	10/01/37	756,375
2,000	Parish of St.John the Baptist, Ser 2007A	5.13	06/01/37	1,694,720

				6,236,700

	Maryland (2.9%)
1,000	Baltimore County, Oak Crest Village Ser 2007 A	5.00	01/01/37	805,440
2,430	Maryland Department of Housing and Community Development Administration, Ser 2006 P (AMT)	4.63	09/01/31	2,126,858
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	797,720

				3,730,018

See Notes to Financial Statements

8

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Michigan (3.5%)
$1,145	School District of the City of Detroit, School Building and Site Improvement, Refg Ser 2005A	5.00%	05/01/12	$1,215,944
1,740	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 A	6.25	07/01/40	1,335,868
1,350	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	1,066,028
870	Wayne State University, Univ Revs	5.00	11/15/25	919,755

				4,537,595

	Minnesota (0.9%)
1,100	Glencoe, Glencoe Regional Health Ser 2005	5.00	04/01/31	856,581
300	Minnesota Housing Finance Agency, Rental 1995 Ser D (NATL-RE Insd)	6.00	02/01/22	300,309

				1,156,890

	Missouri (2.3%)
1,500	Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21	1,364,295
1,340	Missouri Health & Educational Facilities Authority, Baptist Medical Center Refg Ser 1989 (ETM)	7.63	07/01/18	1,552,685

				2,916,980

	Nevada (3.9%)
1,600	Nevada Capital Improvement and Cultural Affairs Ser 2008 C (a)	5.00	06/01/26	1,626,798
290	Las Vegas Redevelopment Agency, Tax Increment Ser 2009A	6.25	06/15/16	302,037
3,000	Las Vegas Water District, Impr and Refg Ser 2003 A (FGIC Insd)	5.25	06/01/22	3,070,950

				4,999,785

	New Hampshire (0.2%)
295	Pollution Control Refunding Revenue Bonds	7.13	07/01/27	304,331

	New Jersey (6.8%)
3,000	City of Newark Ser 2009E	3.25	04/14/10	3,030,450
1,500	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	1,515,390
2,000	Passaic Valley Sewerage Commissioners, Ser F (FGIC Insd)	5.00	12/01/19	1,900,480
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1A	4.63	06/01/26	2,117,850
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1B (f)	0.00	06/01/41	139,950

				8,704,120

	New York (21.1%)
2,850	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/26	3,004,356
1,110	Dormitory Authority of the State of New York Ser 2002A (FGIC Insd)	6.00	11/15/23	1,195,758
1,440	New York City, New York, Ser A1 (a)	5.25	08/15/27	1,487,679
1,440	New York City, New York, Ser A1 (a)	5.25	08/15/28	1,487,678
3,000	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00	09/01/34	2,915,940
3,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50	07/01/20	3,114,840

See Notes to Financial Statements

9

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$2,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser A	6.25%	03/01/15	$1,749,000
4,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.75	08/01/31	3,730,240
2,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,595,880
1,995	New York State Dormitory Authority, Montefiore Hospital – FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	1,997,793
1,500	The City of New York, Tax-Exempt Bonds, Subseries H-1	5.00	03/01/16	1,640,385
3,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	3,202,980

				27,122,529

	Ohio (1.9%)
2,400	American Municipal Power, Ohio, Prairie State Energy Campus (AGC Insd) (a)	5.25	02/15/33	2,452,309

	Oregon (0.3%)
315	Oregon Department of Administrative Services, Ser 2009 A	5.25	04/01/24	345,004

	Pennsylvania (1.8%)
2,000	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A	5.38	11/15/40	1,206,160
1,000	Philadelphia Gas Works Eighteenth Ser (AGC Insd)	5.25	08/01/20	1,061,520

				2,267,680

	Rhode Island (2.3%)
3,000	Rhode Island Economic Development Corporation, Airport 2005 Ser C (NATL-RE Insd)	5.00	07/01/28	2,956,350

	South Carolina (2.6%)
3,000	Charleston County School District, Ser 2004 A	5.00	02/01/22	3,184,290
35	Lexington County, Health Services District, Lexmed Inc, Ser 2007 A	5.00	11/01/16	36,422
165	Richland County Enviromental Improvement Revenue, International Paper Company Ser 2007 A	4.60	09/01/12	158,410

				3,379,122

	Tennessee (2.5%)
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/36	2,555,940
735	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25	09/01/19	683,726

				3,239,666

	Texas (13.0%)
5,000	Austin, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125	05/15/27	5,056,059
1000	City of Arlington, Refg Ser 2009	5.00	08/15/08	976,990
555	Bexar County Health Facilities Development Corp, Health Facilities Development Corp.	5.00	07/01/27	398,656

See Notes to Financial Statements

10

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$735	Bexar County, Health Facilities Development Corp.	5.00%	07/01/33	$490,921
580	Bexar County, Helath Facilities Development Corp.	5.00	07/01/37	375,730
2400	Board of Regents of the University of Houston System Ser 2008 (FSA Insd) (a)	5.00	02/15/33	2,425,160
2,320	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	2,431,198
1,000	Lubbock Health Facilities Development Corporation, Carillon Senior Life Care Ser 2005 A	6.63	07/01/36	758,700
4,100	North Texas Tollway Authority, First Tier Refg 2008 D (AGC Insd) (f)	0.00	01/01/28	1,393,631
1000	North Texas Tollway Authority, First Tier Put, Refg Ser 2008L-2	6.00	01/01/38	1,042,760
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.13	05/15/37	713,880
420	Tarrant County Cultural Educational Facilities Finance Corp, Texas Health Resources System, Refg Ser 2007A	5.00	02/15/17	450,458
250	Texas Mun Gas Acquisition & Supply	6.25	12/15/26	240,975

				16,755,118

	Virginia (0.6%)
1,000	Fairfax County Economic Development Authority, Goodwin House Inc Ser 2007	5.13	10/01/42	724,460

	Washington (8.7%)
2,400	Goat Hill Properties, Governmental Office Ser 2005 (NATL-RE Insd)	5.00	12/01/33	2,405,712
1,930	Grant County Public Utility District #2, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00	01/01/34	1,903,038
4,010	Port Seattle Washington Passenger Facilities	5.00	12/01/23	4,001,780
2,000	Washington State Health Care Facs	7.38	03/01/38	2,129,140
2,120	Washington, Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (f)	0.00	12/01/29	740,346

				11,180,016

	Total Tax-Exempt Municipal Bonds (Cost $218,892,896)			209,971,475

	Short-Term Tax-Exempt Municipal Obligations (12.0%)
	Connecticut
8,650	State of Connecticut Health and Educational Facilities Authority, Yale University Ser Y-2 (Demand 06/01/09)	0.15	07/01/35	8,650,000
1,600	State of Connecticut Health and Educational Facilities Authority, Greater Hartford YMCA, Ser 2009 B (Demand 06/01/09)	0.20	07/01/38	1,600,000

	North Carolina
900	North Carolina Medical Care Commission, Ser 1991B (Demand 06/01/09)	0.20	10/01/13	900,000

	Ohio
2,000	State of Ohio Higher Educational Facility Revenue Refg Bonds, Case Western Reserve University Project, Ser 2008B-2 (Demand 06/01/09)	0.22	07/01/44	2,000,000

See Notes to Financial Statements

11

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Pennsylvania
$2,285	Lancaster County Hospital Authority, The Lancaster General Hospital Refg Project, Ser 2008 (Demand 06/01/2009)	0.18%	07/01/41	$2,285,000

	Total Short Term Municipal Obligations (Cost $15,435,000)			15,435,000

	Total Investments (Cost $234,327,896) (e) (g)		175.1%	225,406,475
	Other Assets in Excess of Liabilities		1.7	2,220,708
	Floating Rate Note and Dealer Trust Obligations Related to Securities Held
(22,449)	Notes with interest rates ranging from 0.29% to 0.64% at May 31, 2009 and contractual maturities of collateral ranging from 07/01/25 to 02/15/33 (See Note 1D) (d) (Cost $(22,449,000))		(17.4)	(22,449,000)
	Preferred Shares of Beneficial Interest		(59.5)	(76,500,000)

	Net Assets Applicable to Common Shareholders		100.0%	$128,678,183

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
(a)	Underlying security related to inverse floater entered into by the Fund (See Note 1D).
(b)	Prerefunded to call date shown.
(c)	A portion of this security has been physically segregated in connection with open futures contracts.
(d)	Floating rate note obligation related to securities held. The interest rates shown reflect the rates in effect at May 31, 2009.
(e)	Securities have been designated as collateral in connection with open futures contracts.
(f)	Capital appreciation bond.
(g)	The aggregate cost for federal income tax purposes is $234,228,817. The aggregate gross unrealized appreciation is $3,994,783 and the aggregate gross unrealized depreciation is $12,817,125, resulting in net unrealized depreciation of $8,822,342.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

12

Morgan Stanley Municipal Premium Income Trust
Portfolio of Investments - May 31, 2009 continued

Futures Contracts Open at May 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
15	Long	U.S. Treasury Notes 2 Year September 2009	$3,251,393	$2,199
10	Long	U.S. Treasury Notes 10 Year June 2009	1,186,250	(23,819)
9	Long	U.S. Treasury Notes 5 Year September 2009	1,039,219	2,479
75	Short	U.S. Treasury Bond 30 Year September 2009	(8,824,219)	(60,817)

		Net Unrealized Depreciation		$(79,958)

See Notes to Financial Statements

13

Morgan Stanley Municipal Premium Income Trust
Financial Statements

Statement of Assets and Liabilities
May 31, 2009

Assets:
Investments in securities, at value (cost $234,327,896)	$225,406,475
Cash	102,850
Receivable for:
Interest	3,448,326
Investments sold	135,423
Dividends from affiliate	1,289
Prepaid expenses and other assets	59,679

Total Assets	229,154,042

Liabilities:
Payable for:
Floating rate note and dealer trust obligations	22,449,000
Investments purchased	1,177,372
Investment advisory fee	89,950
Variation margin	86,430
Administration fee	18,334
Transfer agent fee	2,591
Accrued expenses and other payables	152,182

Total Liabilities	23,975,859

Preferred shares of beneficial interest (at liquidation value) (765,000 shares authorized of non-participating $.01 par value, 765 shares outstanding)	76,500,000

Net Assets Applicable to Common Shareholders	$128,678,183

Composition of Net Asset Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 16,666,877 shares outstanding)	158,044,946
Net unrealized depreciation	(9,001,379)
Accumulated undistributed net investment income	1,912,200
Accumulated net realized loss	(22,277,584)

Net Assets Applicable to Common Shareholders	$128,678,183

Net Asset Value Per Common Share ($128,678,183 divided by 16,666,877 common shares outstanding)	$7.72

Statement of Operations
For the year ended May 31, 2009

Net Investment Income:
Income
Interest	$12,479,868
Dividends from affiliate	104,371

Total Income	12,584,239

Expenses
Investment advisory fee	917,039
Interest and residual trust expenses	714,251
Auction commission fees	189,698
Administration fee	183,408
Professional fees	98,907
Shareholder reports and notices	52,215
Auction agent fees	46,051
Registration fees	19,518
Custodian fees	14,098
Transfer agent fees and expenses	12,476
Trustees’ fees and expenses	10,218
Other	53,793

Total Expenses	2,311,672
Less: expense offset	(401)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(12,567)

Net Expenses	2,298,704

Net Investment Income	10,285,535

Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	(10,986,659)
Futures contracts	(8,257,079)
Swap contracts	(188,818)

Net Realized Loss	(19,432,556)

Change in Unrealized Appreciation/Depreciation on:
Investments	(6,696,813)
Futures contracts	(507,419)
Swap contracts	55,277

Net Change in Unrealized Appreciation/Depreciation	(7,148,955)

Net Loss	(26,581,511)

Dividends to preferred shareholders from net investment income	(1,015,865)

Net Decrease	$(17,311,841)

See Notes to Financial Statements

14

Morgan Stanley Municipal Premium Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2009	MAY 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,285,535	$11,311,918
Net realized loss	(19,432,556)	(2,724,971)
Net change in unrealized appreciation/depreciation	(7,148,955)	(10,490,621)
Dividends to preferred shareholders from net investment income	(1,015,865)	(3,387,020)

Net Decrease	(17,311,841)	(5,290,694)

Dividends and Distribution to Common Shareholders from:
Net investment income	(8,376,366)	(7,742,699)
Net realized gain	—	(662,474)

Total Dividends and Distributions to Common Shareholders	(8,376,366)	(8,405,173)

Decrease from transactions in shares of common beneficial interest	(63,438)	(3,012,393)

Net Decrease	(25,751,645)	(16,708,260)
Net Assets Applicable to Common Shareholders
Beginning of period	154,429,828	171,138,088

End of Period
(Including accumulated undistributed net investment income of $1,912,200 and $1,020,771, respectively)	$128,678,183	$154,429,828

See Notes to Financial Statements

15

Morgan Stanley Municipal Premium Income Trust
Financial Statements continued

Statement of Cash Flows
For the year ended May 31, 2009

Increase (Decrease) in cash:
Cash Flows Provided by Operating Activities:
Net decrease in net assets from operations (including preferred share distributions)	$(17,311,841)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Net realized loss on investments	10,986,659
Net change in unrealized depreciation on investments	6,696,813
Amortization of premium	588,970
Accretion of discount	(189,068)
Cost of purchases of investments	(42,324,545)
Proceeds from sales of investments	69,936,389
Net sale of short-term investments	1,112,649
Decrease in interest receivables and other assets	829,219
Decrease in accrued expenses and other liabilities	(310,792)

Total Adjustments	47,326,294

Net Cash Provided by Operating Activities	30,014,453

Cash Flows Used for Financing Activities
Repurchased shares (including retired preferred shares)	(23,563,438)
Dividends and distributions paid to common shareholders	(8,376,366)
Payable to bank	(415,799)
Proceeds from floating rate note obligations	19,449,000
Repayment of floating rate note obligations	(17,005,000)

Net Cash Used for Financing Activities	(29,911,603)

Net Increase in Cash	102,850
Cash at the Beginning of the Period	—

Cash at the End of the Period	$102,850

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest	$714,251

See Notes to Financial Statements

16

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009

1. Organization and Accounting Policies
Morgan Stanley Municipal Premium Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid

17

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note and Dealer Trust Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “interest” and records the expenses related to floating rate note and dealer trust obligations and any administrative expenses of the Dealer Trusts under the caption “interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2009, Fund investments with a value of $33,955,280 are held by the Dealer Trusts and serve as collateral for the $22,449,000 in floating rate note and dealer trust obligations outstanding at that date. The range of contractual maturities of the floating rate note and dealer trust obligations and interest rates in effect at May 31, 2009 are presented in the Portfolio of Investments.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no federal income tax provision is

18

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2009, remains subject to examination by taxing authorities.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (“IRS”) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable.

G. Interest Rate Swaps — Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swaps on a daily basis. This net amount is recorded within realized gains/losses on swaps contracts on the Statement of Operations.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

19

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund’s weekly net assets including current preferred shares and floating rate note and dealer trust obligations entered into to retire previously issued preferred shares of the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund’s weekly net assets including current preferred shares and floating rate note and dealer trust obligations entered into to retire outstanding preferred shares of the Fund.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. For the year ended May 31, 2009, advisory fees paid were reduced by $12,567 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $104,371 for the year ended May 31, 2009. During the year ended May 31, 2009 cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class aggregated $92,399,269 and $108,946,918, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2009 aggregated $39,450,137 and $69,030,168, respectively. Included in the aforementioned transactions are purchases and sales of $744,375 and $700,121, respectively, with other Morgan Stanley funds.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to

20

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

increases to compensation after July 31, 2003. Aggregate pension costs for the year ended May 31, 2009 included in “trustees’ fees and expenses” in the Statement of Operations amounted to $5,964. At May 31, 2009 the Fund had an accrued pension liability of $59,907 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
4. Common Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

			CAPITAL
			PAID IN
		PAR VALUE	EXCESS OF
	SHARES	OF SHARES	PAR VALUE
Balance, May 31, 2007	17,021,894	$170,219	$160,950,558
Shares repurchased (weighted average discount 9.82%)+	(346,015)	(3,460)	(3,008,933)

Balance, May 31, 2008	16,675,879	166,759	157,941,625
Shares repurchased (weighted average discount 15.14%)+	(9,002)	(90)	(63,348)

Balance, May 31, 2009	16,666,877	$166,669	$157,878,277

The Trustees have approved a share repurchase program whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

+	The Trustees have voted to retire the shares purchased.
5. Preferred Shares of Beneficial Interest
The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

21

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

Dividends, which are cumulative, are reset through auction procedures.

		AMOUNT IN		NEXT	RANGE OF
SERIES	SHARES++	THOUSANDS++	RATE++	RESET DATE	DIVIDEND RATES+++
A	153	15,300	0.198%	06/04/09	0.088% - 2.95%
B	153	15,300	0.198	06/04/09	0.088% - 2.95%
C	153	15,300	0.198	06/04/09	0.088% - 2.95%
D	153	15,300	0.198	06/04/09	0.088% - 2.95%
E	153	15,300	0.198	06/04/09	0.088% - 2.95%

++	As of May 31, 2009.
+++	For the year ended May 31, 2009.

Subsequent to May 31, 2009 and up through July 3, 2009, the Fund paid dividends to each of the Series A through E at rates ranging from 0.187% to 0.385% in the aggregate amount of $30,057.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

The Fund entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	SHARES	VALUE
Outstanding at May 31, 2008	1,000	$100,000,000
Shares retired	(235)	(23,500,000)

Outstanding at May 31, 2009	765	$76,500,000

6. Dividends to Common Shareholders
The Fund declared the following dividends from net investment income:

DECLARATION	AMOUNT	RECORD	PAYABLE
DATE	PER SHARE	DATE	DATE
April 7, 2009	$0.045	June 19, 2009	June 26, 2009
July 14, 2009	$0.045	July 24, 2009	July 31, 2009
July 14, 2009	$0.045	August 21, 2009	August 28, 2009
July 14, 2009	$0.045	September 18, 2009	September 25, 2009

22

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the custodian.
8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Fund’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.

The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

23

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2009	MAY 31, 2008
Tax-exempt income	$9,390,695	$11,129,655
Ordinary income	1,536	64
Long-term capital gains	—	662,474

Total distributions	$9,392,231	$11,792,193

As of May 31, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income	$1,953,892
Undistributed long-term gains	—

Net accumulated earnings	1,953,892
Capital loss carryforward	(4,925,992)
Post-October losses	(17,511,766)
Temporary differences	(60,555)
Net unrealized depreciation	(8,822,342)

Total accumulated losses	$(29,366,763)

As of May 31, 2009, the Fund had a net capital loss carryforward of $4,925,992, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$841,832	May 31, 2016
4,084,160	May 31, 2017

As of May 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the

24

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

first business day of the Fund’s next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Permanent differences, primarily due to tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at May 31, 2009:

ACCUMULATED
UNDISTRIBUTED	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$(1,875)	$1,875	—

10. Fair Value Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

25

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Investments in Securities	$225,406,475	—	$225,406,475	—
Other Financial Instruments*	4,678	4,678	—	—

Total	$225,411,153	$4,678	$225,406,475	—

Liabilities:
Other Financial Instruments*	$(84,636)	$(84,636)	—	—

*	Other financial instruments include futures contracts.

11. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund:

Futures Contracts  To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

26

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

CONTRACTS
Futures outstanding at beginning of the period	1,074
Futures opened	9,060
Futures closed	(10,025)

Futures outstanding at May 31, 2009	109

Interest Rate Swaps  The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Transactions in swap contracts for the year ended May 31, 2009, were as follows:

NOTIONAL
AMOUNT
(000)
Swaps outstanding at beginning of the period.	67,100
Swaps opened	—
Swaps closed	(67,100)

Swaps outstanding at May 31, 2009	0

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2009.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE		BALANCE SHEET LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$4,678	†	Variation margin	$(84,636	)†

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

27

Morgan Stanley Municipal Premium Income Trust
Notes to Financial Statements - May 31, 2009 continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL

Interest Rate Risk	$(8,257,079)	$(188,818)	$(8,445,897)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL

Interest Rate Risk	$(507,419)	$55,277	$(452,142)

12. Accounting Pronouncement
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have, if any, on the Fund’s financial statements.

28

Morgan Stanley Municipal Premium Income Trust
Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2009		2008	2007	2006	2005
Selected Per Share Data:
Net asset value, beginning of period	$9.26		$10.05	$10.13	$10.45	$9.88

Income (loss) from investment operations:
Net investment income(1)	0.62		0.67	0.66	0.66	0.64
Net realized and unrealized gain (loss)	(1.60)		(0.78)	0.08	(0.20)	0.54
Common share equivalent of dividends paid to preferred shareholders(1)	(0.06)		(0.20)	(0.20)	(0.14)	(0.09)

Total income (loss) from investment operations	(1.04)		(0.31)	0.54	0.32	1.09

Less dividends and distributions from:
Net investment income	(0.50)		(0.46)	(0.50)	(0.54)	(0.57)
Net realized gain	0.00		(0.04)	(0.14)	(0.14)	—

Total dividends and distributions	(0.50)		(0.50)	(0.64)	(0.68)	(0.57)

Anti-dilutive effect of acquiring treasury shares(1)	0.00		0.02	0.02	0.04	0.05

Net asset value, end of period	$7.72		$9.26	$10.05	$10.13	$10.45

Market value, end of period	$7.36		$8.34	$9.49	$9.12	$9.10

Total Return(2)	(4.91)%		(6.86)%	11.22%	7.85%	8.54%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	1.78%(3	)(4)	1.58%(3)	1.41%(3)	1.09%	1.29%(3)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.23%(3	)(4)	1.12%(3)	1.07%(3)	1.09%	1.29%(3)
Net investment income before preferred stock dividends	7.96%		7.05%	6.50%	6.42%	6.30%
Preferred stock dividends	0.79%		2.11%	2.00%	1.37%	0.87%
Net investment income available to common shareholders	7.17%		4.94%	4.50%	5.05%	5.43%
Rebate from Morgan Stanley affiliate	0.00%(4)		0.00%(4)	0.00%(4)	—	—
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$128,678		$154,430	$171,138	$176,515	$189,321
Asset coverage on preferred shares at end of period	268%		254%	271%	276%	289%
Portfolio turnover rate	17%		5%	13%	33%	20%

(1)	The per share amounts were computed using an average number of common shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.01%.

29

Morgan Stanley Municipal Premium Income Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Municipal Premium Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Premium Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2009, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Premium Income Trust as of May 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 27, 2009

30

Morgan Stanley Municipal Premium Income Trust
Portfolio Management (unaudited)

The Fund is managed within the Municipals team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund’s portfolio is Neil Stone, a Managing Director of the Investment Adviser.

Mr. Stone has been associated with the Investment Adviser in an investment management capacity since March 1995 and began managing the Fund in September 2007.

31

Morgan Stanley Municipal Premium Income Trust
Shareholder Voting Results (unaudited)

On December 12, 2008, an annual meeting of the Fund’s shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees:

	For	Withheld	Abstain
Frank L. Bowman	14,059,594	1,034,720	0
Michael Bozic	14,056,245	1,038,069	0
James F. Higgins	14,022,407	1,071,907	0

32

Morgan Stanley Municipal Premium Income Trust
Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the “Plan”) offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time.

Plan benefits

• Add to your account
You may increase your shares in the Fund easily and automatically with the Plan.

• Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

• Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

• Safekeeping
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan. If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of the Fund that are purchased in the open market.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com/im, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rl 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign the written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the “record date,” which is generally one week before

33

Morgan Stanley Municipal Premium Income Trust
Dividend Reinvestment Plan (unaudited) continued

the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or capital gains distribution.

Costs of the Plan
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or capital gains distribution. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

How to withdraw from the Plan
To withdraw from the Plan, please visit morganstanley.com/im or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rl 02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, whole share will be held by Computershare Trust Company, N.A. and fractional shares will be sold.
2.	If you opt to sell your shares through Computershare Trust Company N.A., we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

34

Morgan Stanley Municipal Premium Income Trust
Dividend Reinvestment Plan (unaudited) continued

3.	You may sell your shares through your financial advisor through the Direct Registration System (“DRS”). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. at any time may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Relations department at 888-421-4015 or visit morganstanley.com/im.

35

Morgan Stanley Municipal Premium Income Trust
Morgan Stanley Advisor Closed-End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed-end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to

36

Morgan Stanley Municipal Premium Income Trust
Morgan Stanley Advisor Closed-End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

37

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

38

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

39

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

40

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

41

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

42

Morgan Stanley Municipal Premium Income Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

In accordance with Section 303A. 12(a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying as to compliance with NYSE’s Corporate Goverance Listing Standards was submitted to the Exchange on January 7, 2009.

The Fund’s Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund’s N-CSR and are available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

2009 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2009. The Fund designated 99.98% of its income dividends as tax-exempt income dividends.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

43

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Municipal Premium
Income Trust
NYSE: PIA

Annual Report
May 31, 2009

PIANN
IU09-03133P-Y05/09

Item 2. Code of Ethics.
(a) The Trust/Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Trust/Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2

2009

	Registrant			Covered Entities(1)
Audit Fees		$40,125			N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$6,418,000	(2)
Tax Fees		$5,165	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,165			$7,299,000

Total		$45,290			$7,299,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$32,375		N/A

Non-Audit Fees
Audit-Related Fees		$5,750	(2)	$4,336,000	(2)
Tax Fees		$4,738	(3)	$762,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$10,488		$5,098,000

Total		$42,863		$5,098,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6.
(a) See Item 1.
(b) Not applicable.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Fund/Trust invests in exclusively non-voting securities and therefore this item is not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Morgan Stanley Municipal Premium Income Trust
FUND MANAGEMENT
PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipals team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund’s portfolio is Neil Stone, an Executive Director of the Investment Adviser.
Mr. Stone has been associated with the Investment Adviser in an investment management capacity since March 1995 and began managing the Fund in September 2007.
OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
The following information is as of May 31, 2009:
Mr. Stone managed 15 mutual funds with a total of approximately $4.1 billion in assets; no pooled investment vehicles other than mutual funds, and no other accounts.
Because the portfolio manager manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
PORTFOLIO MANAGER COMPENSATION STRUCTURE
     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
     Discretionary compensation can include:
•	Cash Bonus.

•
Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•
Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates.

•
Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•
Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.
SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS
     As of May 31, 2009, the portfolio manager did not own any shares of the Fund.

9

Item 9. Closed-End Fund Repurchases
REGISTRANT PURCHASE OF EQUITY SECURITIES

(d) Maximum
			(c) Total	Number (or
			Number of	Approximate
			Shares (or	Dollar Value)
			Units)	of Shares (or
	(a) Total		Purchased as	Units) that May
	Number of		Part of Publicly	Yet Be
	Shares (or	(b) Average	Announced	Purchased
	Units)	Price Paid per	Plans or	Under the Plans
Period	Purchased	Share (or Unit)	Programs	or Programs
July 1, 2008 - July 31, 2008	1,200.00	7.8750	N/A	N/A
September 1, 2008 - September 30, 2008	7,802	6.9225	N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
Total	9,002	7.3988	N/A	N/A

10

Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

11

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
July 21, 2009

12